LONG-TERM DEBT AND CREDIT FACILITY - Equipment Loan (Details) - USD ($) $ in Millions	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 450.0		$ 450.0
Equipment loans
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 16.2		$ 18.9
Borrowing facilities, maximum borrowing capacity		$ 6.2
Equipment loans | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	5.23%
Equipment loans | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	5.95%